INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Cash Flows Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	$ 2,143	$ 1,362	$ 1,481
Cash used by investing activities	(11,372)	(5,564)	(5,721)
Cash from financing activities	9,542	4,418	3,814
Change during the year	313	216	(426)
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	108	380	433
Cash used by investing activities	(1,109)	6,189	(803)
Cash from financing activities	1,548	(6,716)	494
Change during the year	547	(147)	124
Other Ownership Interests	471	(106)	102
Partnership's Share	76	(41)	22
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	692	776	1,000
Cash used by investing activities	(852)	(1,018)	(1,673)
Cash from financing activities	11	369	1,121
Change during the year	(149)	127	448
Other Ownership Interests	(76)	77	370
Partnership's Share	(73)	50	78
Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	357	320	261
Cash used by investing activities	(267)	(288)	(171)
Cash from financing activities	(95)	(46)	(77)
Change during the year	(5)	(14)	13
Other Ownership Interests	(3)	(10)	6
Partnership's Share	(2)	(4)	7
Data Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	531	323	338
Cash used by investing activities	(2,707)	(305)	(226)
Cash from financing activities	2,201	19	(57)
Change during the year	25	37	55
Other Ownership Interests	30	29	44
Partnership's Share	(5)	8	11
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	0	7	1
Cash used by investing activities	0	(7)	(10)
Cash from financing activities	0	0	4
Change during the year	0	0	(5)
Other Ownership Interests	0	0	(3)
Partnership's Share	0	0	(2)
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	1,688	1,806	2,033
Cash used by investing activities	(4,935)	4,571	(2,883)
Cash from financing activities	3,665	(6,374)	1,485
Change during the year	418	3	635
Other Ownership Interests	422	(10)	519
Partnership's Share	$ (4)	$ 13	$ 116